Debt (Schedule Of Debt) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Debt [Abstract]
Revolving credit facility, including current portion	$ 115,000	$ 125,000
Current portion of long-term debt	(50,000)	(50,000)
Total long-term debt, less current portion	$ 65,000	$ 75,000